Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
361 Domestic Long/Short Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – 361 DOMESTIC LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objectives</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 361 Domestic Long/Short Equity Fund (the "Fund") is to achieve long-term capital appreciation. The Fund also seeks to preserve capital in down markets.
Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses of the Fund</u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 263% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	263.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	<u>Example</u>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objectives, the Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks, warrants and rights of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. The Fund buys securities "long" that Analytic Investors, LLC (the "Sub-Advisor"), the Fund's sub-advisor, believes will outperform the equity market, and sells securities "short" that the Sub-Advisor believes will underperform the equity market. The Fund's long-short exposure will vary over time based on the Sub-Advisor's assessments of market conditions and other factors. The Fund may invest in equity securities of issuers in all market capitalization ranges without limitation. The Sub-Advisor anticipates that, in general, the net long exposure of the Fund will not exceed 100% and the Fund will not have a net short exposure. The Fund's investment strategy involves active and frequent trading.

The Fund's strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Fund may also invest from time to time in futures, swaps and options contracts on securities, and securities indices. The Fund may also enter into options on futures contracts. The Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to seek to adjust the risk and return of its overall investment positions. The Fund may employ the types of derivatives referenced above in order to obtain short or long exposures to securities. The Fund will not count its derivatives positions, including futures, swaps and option positions, for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

The Fund may invest in exchange-traded funds ("ETFs") designed to track U.S. equity securities indices to manage the Fund's cash holdings and gain exposure to the types of securities in which the Fund primarily invests. The Fund will count its ETF positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities of U.S. issuers.

The Fund is "non-diversified" under the 1940 Act, which means that it may invest more of its assets in fewer issuers than "diversified" mutual funds.

Risk [Heading]	rr_RiskHeading	<u>Principal Risks of Investing</u>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund's investment in such investments) even if they are covered.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Warrants and rights risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Performance</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class Y shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows the performance of the Fund's Class Y shares. Investor Class shares and Class I shares' performance would be lower than the Fund's Class Y shares because of the higher expenses paid by Investor Class shares and Class I shares. Updated performance information is available on the Fund's website at www.361funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class Y shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	<u>Calendar Year Total Return (before taxes) for Class Y Shares</u> For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class Y
Highest Calendar Quarter Return at NAV	4.41%	Quarter Ended 12/31/2017
Lowest Calendar Quarter Return at NAV	2.11%	Quarter Ended 09/30/2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y Shares only and after-tax returns for classes other than Class Y will vary from returns shown for Class I.
361 Domestic Long/Short Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADMQX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.63%
All other expenses	rr_Component3OtherExpensesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	1.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.42%	[2]
One Year	rr_ExpenseExampleYear01	$ 245
Three Years	rr_ExpenseExampleYear03	879
Five Years	rr_ExpenseExampleYear05	1,538
Ten Years	rr_ExpenseExampleYear10	$ 3,303
1 Year	rr_AverageAnnualReturnYear01	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
361 Domestic Long/Short Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADMZX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.63%
All other expenses	rr_Component3OtherExpensesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	1.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.15%	[2]
One Year	rr_ExpenseExampleYear01	$ 218
Three Years	rr_ExpenseExampleYear03	799
Five Years	rr_ExpenseExampleYear05	1,405
Ten Years	rr_ExpenseExampleYear10	$ 3,045
1 Year	rr_AverageAnnualReturnYear01	11.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
361 Domestic Long/Short Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADMWX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.63%
All other expenses	rr_Component3OtherExpensesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	1.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.02%	[2]
One Year	rr_ExpenseExampleYear01	$ 205
Three Years	rr_ExpenseExampleYear03	760
Five Years	rr_ExpenseExampleYear05	1,341
Ten Years	rr_ExpenseExampleYear10	$ 2,919
2017	rr_AnnualReturn2017	11.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.11%
1 Year	rr_AverageAnnualReturnYear01	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
361 Domestic Long/Short Equity Fund | After Taxes on Distributions | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016	[3]
361 Domestic Long/Short Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016	[3]
361 Domestic Long/Short Equity Fund | Russel 1000 Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.69%
Since Inception	rr_AverageAnnualReturnSinceInception	18.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
361 Global Long/Short Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - 361 GLOBAL LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objectives</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 361 Global Long/Short Equity Fund (the "Fund") is to seek to achieve long-term capital appreciation. The Fund also seeks to preserve capital in down markets.
Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses of the Fund</u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br /> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current expense limitation agreement, which became effective December 18, 2017.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objectives, the Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks, warrants and rights. The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities "long" that Analytic Investors, LLC (the "Sub-Advisor"), the Fund's sub-advisor, believes will outperform the equity market, and sells securities "short" that the Sub-Advisor believes will underperform the equity market. The Fund's long-short exposure will vary over time based on the Sub-Advisor's assessments of market conditions and other factors. The Fund may invest in equity securities of U.S. and foreign issuers in all market capitalization ranges without limitation. The Sub-Advisor anticipates that, in general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund's investment strategy involves active and frequent trading.

The Fund's strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Fund may also invest from time to time in futures, swaps and options contracts on securities, and securities indices. The Fund may also enter into options on futures contracts. The Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. The Fund may employ the types of derivatives referenced above in order to obtain short or long exposures to securities. The Fund will not count its derivatives positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

Under normal market conditions, the Fund will invest in at least three different countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund's investments in foreign securities may include investments through American, European and Global Depository Receipts ("ADRs", "EDRs" and "GDRs", respectively). The Advisor considers foreign securities to include (i) securities of issuers that are organized under the laws of a foreign country; (ii) securities that are traded principally in a foreign country; or (iii) securities of issuers that, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the United States or that have at least 50% of their assets in countries outside of the United States. The Fund considers a developed market to include countries included in the Morgan Stanley Capital International developed market indices or other comparable indices.

The Fund is "non-diversified" under the 1940 Act, which means that it may invest more of its assets in fewer issuers than "diversified" mutual funds.

Risk [Heading]	rr_RiskHeading	<u>Principal Risks</u>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund's investment in such investments) even if they are covered.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors. For example, as of October 31, 2017, 36.6% of the Fund's assets were invested in long positions in the consumer non-cyclical sector, and 1.9% of the Fund's assets were invested in short positions in the sector. Companies in the consumer sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Warrants and rights risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Performance</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows the performance of the Fund's Class I shares. Investor Class shares' performance would be lower than the Fund's Class I shares because of the higher expenses paid by Investor Class shares. Class Y shares' performance would be higher than the Fund's Class I shares because of the lower expenses paid by Class Y shares. Updated performance information is available on the Fund's website at www.361funds.com.

The Fund commenced operations on December 12, 2014, after the reorganization of Analytic Global Long/Short Equity Fund, L.P., a limited partnership which commenced operations on January 6, 2014 (the "Predecessor Account"), into the Fund. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. The Fund's performance information prior to December 12, 2014 are those of Predecessor Account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	<u>Calendar Year Total Return (before taxes) for Class I Shares</u> For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	5.11%	Quarter Ended 09/30/2015
Lowest Calendar Quarter Return at NAV	(3.75)%	Quarter Ended 06/30/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
361 Global Long/Short Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAQX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.25%	[4]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.14%	[4],[5]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.61%	[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.24%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.99%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4],[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.39%	[4],[6]
One Year	rr_ExpenseExampleYear01	$ 242
Three Years	rr_ExpenseExampleYear03	766
Five Years	rr_ExpenseExampleYear05	1,317
Ten Years	rr_ExpenseExampleYear10	$ 2,818
1 Year	rr_AverageAnnualReturnYear01	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
361 Global Long/Short Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAZX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.25%	[4]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.11%	[4],[5]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.61%	[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.24%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.96%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4],[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.11%	[4],[6]
One Year	rr_ExpenseExampleYear01	$ 214
Three Years	rr_ExpenseExampleYear03	682
Five Years	rr_ExpenseExampleYear05	1,176
Ten Years	rr_ExpenseExampleYear10	$ 2,536
2015	rr_AnnualReturn2015	9.05%
2016	rr_AnnualReturn2016	(0.22%)
2017	rr_AnnualReturn2017	15.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.75%)
1 Year	rr_AverageAnnualReturnYear01	15.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
361 Global Long/Short Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAWX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.25%	[4]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none	[4]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.61%	[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.24%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.85%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4],[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.00%	[4],[6]
One Year	rr_ExpenseExampleYear01	$ 203
Three Years	rr_ExpenseExampleYear03	648
Five Years	rr_ExpenseExampleYear05	1,120
Ten Years	rr_ExpenseExampleYear10	$ 2,423
1 Year	rr_AverageAnnualReturnYear01	15.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
361 Global Long/Short Equity Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014	[7]
361 Global Long/Short Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014	[7]
361 Global Long/Short Equity Fund | MSCI World Index (Net) Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
361 U.S. Small Cap Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - 361 U.S. SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	<u>Investment Objective</u>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 361 U.S. Small Cap Equity Fund (the "Fund") seeks to achieve long-term capital appreciation that will exceed the Russell 2000® Index return over a three- to five-year time horizon.
Expense [Heading]	rr_ExpenseHeading	<u>Fees and Expenses of the Fund</u>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<u>Portfolio Turnover</u>
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period December 30, 2016 (commencement date) through October 31, 2017, the Fund's portfolio turnover rate was 265% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	265.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fee and expense limitation agreement, which both became effective December 18, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	<u>Example</u>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	<u>Principal Investment Strategies</u>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in common stocks of U.S. small capitalization issuers. A company is considered to be a U.S. company if the Fund's advisor determines that the company meets one or more of the following criteria: (i) the company is organized under the laws of, or has its principal office in, the United States; (ii) the company's securities principally trade in U.S. markets; and/or (iii) the company has at least 50% of its assets or derives at least 50% of its revenue from business, in the U.S. The Fund's advisor defines small capitalization companies as companies that, at the time of investment, have market capitalizations that are within the range of the market capitalizations of the issuers represented in the Russell 2000® Index (the Fund's benchmark), which is a market capitalization-weighted index of the 2000 smallest companies by market capitalization in the Russell 3000® Index. As of December 31, 2017, the Russell 2000® Index had a weighted average market capitalization of approximately $2,383 billion and a median capitalization of $858 billion, and the range of capitalization of issuers included in the Russell 2000® Index was approximately $22.7 million to $9,404 billion. The Russell 2000® Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added. The Fund's investment strategy involves active and frequent trading.

361 Capital, LLC ("361" or the "Advisor") is the investment advisor to the Fund. The Advisor's investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. The Advisor seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The Fund normally holds a core position of between 75 and 150 common stocks. The number of securities held by the Fund may occasionally exceed this range, such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund's portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is a weight that is in proportion to the weighting of the equivalent sector in the benchmark index.

The Fund may also invest in securities of issuers that are not part of the Fund's benchmark Index. The Fund may invest in the securities of other registered investment companies, including without limitation exchange-traded funds ("ETFs") and index ETFs, as well as cash and cash equivalents. The Advisor may sell a security if inclusion of the security in the Fund's portfolio is inconsistent with the guidance generated by the Advisor's proprietary strategies.

Risk [Heading]	rr_RiskHeading	<u>Principal Risks of Investing</u>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors. For example, as of October 31, 2017, 25.0% of the Fund's assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<u>Performance</u>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows the performance of the Fund's Class I shares. Investor Class shares' performance would be lower than the Fund's Class I shares because of the higher expenses paid by Investor Class shares. Class Y shares' performance would be higher than the Fund's Class I shares because of the lower expenses paid by Class Y shares. Updated performance information is available on the Fund's website at www.361funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	<u>Calendar Year Total Return (before taxes) for Class I Shares</u> For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	8.47%	Quarter Ended 09/30/2017
Lowest Calendar Quarter Return at NAV	0.20%	Quarter Ended 03/31/2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
361 U.S. Small Cap Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFQX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%	[5],[8]
All other expenses	rr_Component3OtherExpensesOverAssets	7.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	7.40%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.45%	[8]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.21%)	[8],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.24%	[8],[9]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	1,820
Five Years	rr_ExpenseExampleYear05	3,399
Ten Years	rr_ExpenseExampleYear10	$ 6,893
1 Year	rr_AverageAnnualReturnYear01	14.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
361 U.S. Small Cap Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFZX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.14%	[5],[8]
All other expenses	rr_Component3OtherExpensesOverAssets	7.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	7.39%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.19%	[8]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.21%)	[8],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.98%	[8],[9]
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	1,750
Five Years	rr_ExpenseExampleYear05	3,296
Ten Years	rr_ExpenseExampleYear10	$ 6,751
2017	rr_AnnualReturn2017	15.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.20%
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
361 U.S. Small Cap Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFWX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none	[8]
All other expenses	rr_Component3OtherExpensesOverAssets	7.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	7.25%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.05%	[8]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.21%)	[8],[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.84%	[8],[9]
One Year	rr_ExpenseExampleYear01	$ 86
Three Years	rr_ExpenseExampleYear03	1,712
Five Years	rr_ExpenseExampleYear05	3,240
Ten Years	rr_ExpenseExampleYear10	$ 6,672
1 Year	rr_AverageAnnualReturnYear01	15.18%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
361 U.S. Small Cap Equity Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.40%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	14.35%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[7]
361 U.S. Small Cap Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[7]
361 U.S. Small Cap Equity Fund | Russell 2000® Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016

[1]	The maximum shareholder service fee for Investor Class and Class I shares is 0.15%.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 1.39% of the Fund's average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y Shares only and after-tax returns for classes other than Class Y will vary from returns shown for Class I.
[4]	The expense information in the table has been restated to reflect the current expense limitation agreement, which became effective December 18, 2017.
[5]	The maximum shareholder service fee for Investor Class and Class I is 0.15%.
[6]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 1.39% of the Fund's average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[8]	The expense information in the table has been restated to reflect the current management fee and expense limitation agreement, which both became effective December 18, 2017.
[9]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 0.84% of the Fund's average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.